Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2024
Schedule of contract with customer, asset and liability

	December 31,	December 31,
	2023	2024
Contract assets	34,255,318	25,373,383
Customer deposits (Note 13)	740,013,355	525,882,552

Schedule of useful lives

Corporate aircraft	15 years
Vehicles	5 years
Furniture and fixtures	5 years
Office buildings	20‑60 years

Schedule of interest expense

	2022	2023	2024
	US$	US$	US$
Amortization of issuance cost related to long-term debt	9,311,710	6,722,387	1,137,960
Interest expense of finance leases	69,672	—	—
Interest on borrowings	237,293,974	237,307,045	199,088,548
Total interest costs	246,675,356	244,029,432	200,226,508
Total interest costs capitalized	(88,666,945)	(67,089,115)	(82,817,086)
Interest expense, net	158,008,411	176,940,317	117,409,422

Beijing Yuzhouyun Technology Development Center [Member]
Schedule of information related to VIE's

The carrying amounts and classifications of the assets and liabilities of Yuzhouyun were as follows:

	December 31,	December 31,
	2023	2024
	US$	US$
Current assets	(10,484)	275,024
Non-current assets	2,922,037	2,652,385
Total assets	2,911,553	2,927,409

Current liabilities	21,353,225	21,726,028
Non-current liabilities	6,847,671	6,746,981
Total liabilities	28,200,896	28,473,009

The financial performance and cash flows of Yuzhouyun were as follows:

	Year ended	Year ended
	December 31,	December 31,
	2023	2024
	US$	US$
Revenue	10,731	—
Cost of revenue	(947,551)	—
Net loss	(721,263)	(634,123)
Net cash provided by operating activities	3,140,065	222,878
Net cash used in investing activities	—	—
Net cash used in financing activities	(3,124,002)	(210,665)

RuizhuoXihui [Member]
Schedule of information related to VIE's

The carrying amounts and classifications of the assets and liabilities of Ruizhuo Xihui were as follows:

	December 31,	December 31,
	2023	2024
	US$	US$
Current assets	2,566,273	2,526,033
Non-current assets	(10,626)	(10,470)
Total assets	2,555,647	2,515,563

Current liabilities	2,533,801	2,496,543
Total liabilities	2,533,801	2,496,543

The financial performance and cash flows of Ruizhuo Xihui were as follows:

	Year ended	Year ended
	December 31,	December 31,
	2023	2024
	US$	US$
Revenue	—	—
Cost of revenue	—	—
Net income	30,919	(2,528)
Net cash used in operating activities	(24)	—
Net cash used in investing activities	—	—
Net cash used in financing activities	—	—